DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Deferred Income [Abstract]
Disclosure of deferred revenue [Table Text Block]
	As at December 31,
	2023	2022
Current:
Customer advance payments (a)	3,096	6,456
Osisko - silver stream agreement (b)	7,250	5,609
Current portion of deferred revenue	10,346	12,065
Long-term portion of Osisko silver stream agreement (b)	59,720	47,620
Total deferred revenue	70,066	59,685

Disclosure of changes in deferred revenue [Table Text Block]
	2023	2022
Balance as at January 1	53,229	53,500
Finance expense (Note 10)	6,652	5,711
Amortization of deferred revenue	(6,497)	(5,982)
Deferred revenue deposit (amendment to silver stream)	13,586	-
Ending balance as at December 31	66,970	53,229